Fee and commission income	12 Months Ended
Dec. 31, 2018
Fee and commission income [Abstract]
Fee and commission income

35.        Fee and commission income

“Fee and commission income” comprises the amount of all fees and commissions accruing in favor of the Bank in the year, except those that form an integral part of the effective interest rate on financial instruments.

The breakdown of the balance of this item is as follows:

Thousand of reais	2018	2017	2016

Collection and payment services:
Bills	1,070,258	970,293	789,996
Demand accounts	2,311,925	2,156,384	1,786,175
Cards (Credit and Debit) and Acquiring Services	5,854,503	4,985,306	4,090,766
Checks and other	169,872	172,718	169,100
Orders	622,405	471,763	364,102
Total	10,028,962	8,756,464	7,200,139

Marketing of non-Banking financial products:
Investment funds	717,924	819,748	1,014,401
Insurance	2,975,661	2,414,478	2,114,316
Capitalization	402,859	363,516	325,531
Total	4,096,444	3,597,742	3,454,248

Securities services:
Securities underwriting and placement	448,914	513,727	357,513
Securities trading	137,617	114,015	115,334
Administration and custody	41,794	191,987	65,667
Asset management	2,173	2,353	1,863
Total	630,497	822,082	540,377

Other:
Foreign exchange	934,801	742,676	722,912
Financial guarantees	708,819	672,801	634,375
Other fees and commissions	1,328,928	1,223,778	996,430
Total	2,972,549	2,639,255	2,353,717

Total	17,728,452	15,815,543	13,548,481